Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Change in asset retirement obligations

	December 31, 2019	December 31, 2018
Balance, beginning of year	$646,898	$368,995
Liabilities incurred	21,748	12,537
Liabilities settled	(15,417)	(14,035)
Liabilities assumed from corporate acquisition (note 4)	—	39,960
Liabilities acquired from property acquisitions	1,648	132
Liabilities divested	(1,331)	(580)
Property swaps	792	—
Accretion (note 18)	13,713	10,914
Change in estimate(1)	19,632	33,453
Changes in discount rates and inflation rates	(17,486)	192,672
Foreign currency translation	(2,223)	2,850
Balance, end of year	$667,974	$646,898
Less current portion of asset retirement obligations	11,579	—
Non-current portion of asset retirement obligations	$656,395	$646,898
(1)Changes in the estimated costs, the timing of abandonment and reclamation and the status of wells are factors resulting in a change in estimate.